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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04804
                                   ---------------------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   1325 4th Avenue, Suite 1744        Seattle, Washington          98101
--------------------------------------------------------------------------------
         (Address of principal executive offices)                (Zip code)

                              Richard S. McCormick

McCormick Capital Management    1325 4th Avenue, Suite 1744   Seattle, WA  98101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863
                                                    ----------------------------

Date of fiscal year end:        September 30, 2009
                          --------------------------------

Date of reporting period:       March 31, 2009
                          --------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                                 THE ELITE GROUP

                               SEMI ANNUAL REPORT
                              FINANCIAL STATEMENTS

                                   (UNAUDITED)

                                 MARCH 31, 2009

                            PORTFOLIO OF INVESTMENTS
                         The Elite Growth & Income Fund
                                 March 31, 2009
                                  (unaudited)
--------------------------------------------------------------------------------

  Shares                                                           Market Value
----------                                                         ------------
             Common Stock 97.8%

             Basic Industries 7.3%
             ---------------------
    80,000   Arch Coal Inc. (a)                                    $  1,069,600
    40,000   Massey Energy Co.                                          404,800
    15,000   PPG Industries Inc.                                        553,500
                                                                   ------------
                   Total Basic Industries                             2,027,900
                                                                   ------------

             Business Services 7.0%
             ----------------------
    60,000   Foster Wheeler Ltd.*                                     1,048,200
    50,000   NYSE Euronext, Inc.                                        895,000
                                                                   ------------
                   Total Business Services                            1,943,200
                                                                   ------------

             Capital/Industrial Goods & Services 15.1%
             -----------------------------------------
    40,000   Cummins Inc.                                             1,018,000
    30,000   General Dynamics Corp                                    1,247,700
    30,000   Harris Corp                                                868,200
    25,000   United Technologies Corp                                 1,074,500
                                                                   ------------
                   Total Capital/Industrial Goods
                      & Services                                      4,208,400
                                                                   ------------

             Consumer Goods & Services 10.9%
             -------------------------------
    40,000   America Movil (a)                                        1,083,200
    60,000   NII Holdings Inc. Cl B                                     900,000
     8,000   VF Corp                                                    456,880
    20,000   Whirlpool Corp (a)                                         591,800
                                                                   ------------
                   Total Consumer Goods & Services                    3,031,880
                                                                   ------------

             Energy 8.5%
             -----------
     8,000   Diamond Offshore Drilling Inc.                             502,880
    20,000   Devon Energy Corp                                          893,800
    40,000   Noble Corp                                                 963,600
                                                                   ------------
                   Total Energy                                       2,360,280
                                                                   ------------

             Insurance 16.5%
             ---------------
    80,000   Hartford Finl. Service Grp. Inc.                           628,000
    50,000   Lincoln National Corp                                      334,500
    40,000   Metlife Inc.                                               910,800
   500,000   XL Capital Ltd Cl A (a)                                  2,730,000
                                                                   ------------
                   Total Insurance                                    4,603,300
                                                                   ------------

             Banking 9.2%
             ------------
    50,000   New York Community Bancorp (a)                             558,500
    32,000   State Street Corp (a)                                      984,960
    30,000   Toronto Dominion Bank                                    1,037,400
                                                                   ------------
                   Total Banking                                      2,580,860
                                                                   ------------

             Health Care Goods & Services 19.7%
             ----------------------------------
    25,000   Abbott Labortories Inc.                                  1,192,500
    40,000   Aetna Inc.                                                 973,200
 2,550,000   Antigenics Inc. (a)*                                     1,249,500
    60,000   Bristol Myers Squibb Co.                                 1,315,200
    30,000   Humana Inc.*                                               782,400
                                                                   ------------
                   Total Health Care Goods & Svcs                     5,512,800
                                                                   ------------

             Utility 3.6%
             ------------
    40,000   AT & T Inc.                                              1,008,000
                                                                   ------------
                   Total Value of Common Stock
                   (Cost $ 38,592,916)                             $ 27,276,620
                                                                   ------------


  Shares                                                           Market Value
----------                                                         ------------

             Short-Term Investments 23.0%
             ----------------------------
 1,336,413   PNC Bank Money Market                                    1,336,413
 5,089,969   Institutional Money Market Trust (b)                     5,089,969
                                                                   ------------

                Total Value Of Short-Term Investments
                (Cost $ 6,426,382)                                    6,426,382
                                                                   ------------

                Total Investments in Securities
                (Cost $ 45,019,298)                      120.8%      33,703,002
                                                        -----------------------


                Liabilities in excess of
                other assets                             -20.8%      (5,797,855)
                                                        -----------------------

                Net Assets                               100.0%    $ 27,905,147
                                                        =======================

At March 31, 2009, unrealized depreciation of securities for Federal Income Tax purposes based on cost of $ 45,019,298 is as follows:

Unrealized appreciation                                            $    719,981
Unrealized depreciation                                             (12,036,277)
                                                                   ------------
Net unrealized depreciation                                        $(11,316,296)
                                                                   ============

*     Non-income producing

(a) All or a portion of this security was on loan at March 31, 2009. The value of securities on loan at March 31, 2009 was $ 4,755,878.

(b) This security was purchased with cash collateral received for securities on loan at March 31, 2009.


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             2

                            PORTFOLIO OF INVESTMENTS
                             The Elite Income Fund
                                 March 31, 2009
                                  (unaudited)
--------------------------------------------------------------------------------

             Bonds 89.7 %
 Par Value   U.S. Government/Agencies Notes and Bonds 18.5%  Maturity        Coupon      Market Value
-----------  ----------------------------------------------  --------       --------     ------------
$   500,000  Fed Farm Credit                                 12/06/10        3.750%      $    519,904
    250,000  Fannie Mae                                      03/23/11        1.750%           251,609
    200,000  Freddie Mac                                     04/11/11        2.750%           205,087
    150,000  HUD (Housing Urban Development)                 08/01/11        4.440%           159,497
    200,000  U.S. Treasury Note                              11/15/11        1.750% (c)       203,876
    181,000  Tenn Valley Authority                           05/23/12        6.790%           206,147
    250,000  Tenn Valley Authority                           08/01/13        4.750%           268,801
    215,004  Fannie Mae                                      03/01/22        5.000%           223,252
    325,000  U.S. Treasury Note                              08/15/23        6.250%           427,578
    300,000  Fannie Mae                                      10/25/32        5.500%           312,869
                                                                                         ------------
                  Total U.S. Government/Agencies Notes and Bonds                            2,778,620
                                                                                         ------------

             Securitized /Asset Backed Bonds 9.1%
             ------------------------------------
    217,000  Peco Energy Transition Trust 2001 - A Class A1  12/31/10        6.520%           227,134
     61,504  Fannie Mae (545171)                             08/01/14        5.500%            64,651
     36,699  GNMA (552372)                                   02/15/17        6.000%            38,640
     38,002  GNMA (577742)                                   09/15/17        5.500%            39,994
    131,000  Freddie Mac (2962 YE)                           09/15/18        4.500%           137,389
    133,511  GNMA (605079)                                   03/15/19        4.000%           138,134
     92,096  Freddie Mac (FHR 1963 Z)                        01/15/27        7.500%            94,549
    216,492  Freddie Mac (FHR 2656 BD)                       04/15/28        5.000%           221,832
    116,246  Fannie Mae (633012)                             02/01/32        7.000%           125,267
    147,142  Fannie Mae (2002-93 A1)                         03/25/32        6.500%           153,664
    110,816  GNMA (G2SF POOL 3556)                           05/20/34        5.500%           115,500
                                                                                         ------------
             Total Securitized /Asset Backed Bonds                                          1,356,754
                                                                                         ------------

             Corporate Bonds Industrial - Communications 6.1%
             ------------------------------------------------
    250,000  Cox Communication Inc.                          01/15/10        4.625%           247,628
    400,000  Rogers Wireless Inc.                            12/15/12        7.250%           416,348
    100,000  Tele-Communication Inc.                         08/01/13        7.875%           101,261
    150,000  GTE Corp.                                       04/15/18        6.840%           148,546
                                                                                         ------------
             Total Corporate Bonds Industrial - Communications                                913,783
                                                                                         ------------

             Corporate Bonds Industrial - Consumer Non-cyclical 7.8%
             -------------------------------------------------------
    100,000  Kroger Co.                                      02/01/10        8.050%           103,437
    400,000  Reynolds American Inc.                          06/15/11        3.519% (a)       360,119
    200,000  RJ Reynolds Tobacco Holdings                    06/01/12        7.250%           192,979
    150,000  Reynolds American Inc.                          06/01/12        7.250%           147,646
    100,000  Medco Health Solutions                          03/15/13        6.125%            99,344
    150,000  McKesson Corp.                                  02/15/14        6.500%           155,152
    100,000  McKesson Corp.                                  02/15/19        7.500%           106,140
                                                                                         ------------
             Total Corporate Bonds Industrial - Consumer Non-cyclical                       1,164,817
                                                                                         ------------

             Corporate Bonds Industrial - Energy 3.0%
             ----------------------------------------
    250,000  Xcel Energy Inc.                                12/01/10        7.000%           258,627
    100,000  Chesapeake Energy                               02/15/15        9.500%            97,250
    100,000  Petrobras International                         03/01/18        5.875%            93,027
                                                                                         ------------
             Total Corporate Bonds Industrial - Energy                                        448,904
                                                                                         ------------

             Corporate Bonds Industrial - Transportation 1.9%
             ------------------------------------------------
    400,000  BNSF Funding Trust                              12/15/55        6.613% (b)       290,000
                                                                                         ------------

             Corporate Bonds Utilities - Electric 20.4%
             ------------------------------------------
    100,000  Entergy Louisiana LLC                           11/01/10        5.830%            99,867
    150,000  Nevada Power Co.                                06/01/11        8.250%           157,321
    250,000  Hawaiian Electric Inds.                         08/15/11        6.141%           249,674
    350,000  Sierra Pacific Power Co.                        04/15/12        6.250%           354,043
    450,000  Oncor Electric                                  05/01/12        6.375%           445,006
    115,000  Centerpoint Energy Houston                      03/15/13        5.700%           117,116
    350,000  Northeast Utilities                             06/01/13        5.650%           331,014
    100,000  Central Illinoi Light                           12/15/13        8.875%           105,030
    120,000  AEP Texas Central Transition                    07/01/15        5.090%           126,044
    350,000  CMS Energy Corp.                                07/01/17        6.550%           307,125
    100,000  Commonwealth Edison                             03/15/18        5.800%            94,744
    100,000  Centerpoint Energy Houston                      07/01/23        5.600%            81,861
    100,000  Northern St. Power - MN                         07/01/25        7.125%           111,893
    750,000  Puget Sound Energy Inc.                         06/01/67        6.974% (b)       479,325
                                                                                         ------------
             Total Corporate Bonds Utilities - Electric                                     3,060,063
                                                                                         ------------

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             3

                            PORTFOLIO OF INVESTMENTS
                              The Elite Income Fund
                                 March 31, 2009
                                   (unaudited)


 Par Value   Corporate Bonds Utilities - Natural Gas 8.5%    Maturity        Coupon      Market Value
-----------  --------------------------------------------    --------        ------      ------------
$   250,000  Energy Tranfer Partners Co                      07/01/13        6.000%      $    236,373
    250,000  Enterprise Products                             01/31/14        9.750%           274,701
    250,000  Energy Tranfer Partners Co                      02/01/15        5.950%           226,558
    300,000  TGT Pipeline LLC                                06/01/18        5.200%           229,999
    460,000  Enterprise Products                             08/01/66        8.375% (b)       308,200
                                                                                         ------------
             Total Corporate Bonds Utilities - Natural Gas                                  1,275,831
                                                                                         ------------

             Corporate Bonds Finance - Banking 4.5%
             --------------------------------------
    100,000  Citigroup Inc.                                  02/22/10        4.125%            96,521
    175,000  Wells Fargo Co                                  10/29/10        3.980%           167,882
    250,000  Wachovia Corp                                   08/01/13        5.700%           233,619
    100,000  Citigroup Inc.                                  11/21/17        6.125%            86,701
    300,000  Bank of America Corp                            12/18/28        2.848% (a)        92,766
                                                                                         ------------
             Total Corporate Bonds Finance - Banking                                          677,489
                                                                                         ------------

             Corporate Bonds Finance - Misc. Finance 3.3%
             --------------------------------------------
    125,000  CountryWide Home Loan                           09/15/09        4.125%           123,522
    250,000  Private Export Funding Corp.                    01/15/10        7.200%           261,958
    124,000  General Electric Capital Corp                   02/01/11        3.643%           112,310
                                                                                         ------------
             Total Corporate Bonds Finance - Misc. Finance                                    497,790
                                                                                         ------------

             Corporate Bonds Finance - Insurance 1.5%
             ----------------------------------------
    100,000  C.N.A. Financial Corp.                          08/15/12        8.375%            88,591
    237,000  Chubb Corp                                      03/29/67        6.375% (b)       135,282
                                                                                         ------------
             Total Corporate Bonds Finance - Insurance                                        223,873
                                                                                         ------------

             Corporate Bonds Finance - REIT's 3.3%
             -------------------------------------
    500,000  Trustreet Properties Inc.                       04/01/15        7.500%           492,548
                                                                                         ------------

             Miscellaneous Bonds - Energy 1.8%
             ---------------------------------
    250,000  Petro Canada                                    01/15/10        8.600%           262,328
                                                                                         ------------
             Total Value of Bonds
             (Cost $14,395,800)                                                            13,442,800
                                                                                         ------------

     Shares  Common Stock 8.3%
     ------  -----------------
     15,000  Altria Group Inc.                                                                240,300
     15,000  Bristol Myer Squibb Co                                                           328,800
     10,000  New York Community Bancorp                                             (c)       111,700
      5,000  Toronto Dominion Bank                                                            172,900
     70,000  XL Capital Ltd Cl A                                                    (c)       382,200
                                                                                         ------------
                Total Common Stock
                (Cost $1,077,480)                                                           1,235,900
                                                                                         ------------

             Short Term Investments 4.5%
             ---------------------------
    672,150  Institutional Money Market Trust                                       (d)       672,150
                                                                                         ------------
             Total Short Term Investments (Cost $672,150)                                     672,150
                                                                                         ------------

             Total Investments (Cost $ 16,145,430)             102.5%                      15,350,850
             Liabilities in excess of other assets              -2.5%                        (370,921)
                                                            ---------                    ------------
             NET ASSETS                                        100.0%                    $ 14,979,929
                                                            =========                    ============

At March 31, 2009, unrealized depreciation of securities for Federal Income Tax purposes based on tax cost of $16,145,430 is:

      Gross unrealized appreciation                          $    377,250
      Gross unrealized depreciation                            (1,171,830)
                                                             ------------
      Net unrealized depreciation                            $   (794,580)
                                                             ============

(a) Variable rate security; Interst rate shown is the rate in effect as of March 31, 2009.

(b) Security is a fixed-to-floating coupon bond. The coupon shown is the fixed coupon in effect at March 31, 2009. The fixed coupon will convert to a floating coupon at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(c) All or a portion of this security was on loan at March 31, 2009. The value of securities on loan at March 31, 2009 was $627,287.

(d) This security was purchased with cash collateral received for securities on loan at March 31, 2009.

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             4

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        THE ELITE
                                                                        GROWTH &        THE ELITE
                                                                       INCOME FUND     INCOME FUND
                                                                       ------------    ------------
ASSETS
Investments in securities at value
   (Cost $45,019,298 and $16,145,430, respectively)
   (NOTES 2A AND 3)                                                    $ 33,703,002    $ 15,350,850
Receivables
   From securities sold                                                     175,337         258,008
   Interest                                                                     115         152,992
   Dividends                                                                 35,320           7,900
                                                                       ------------    ------------
      Total Assets                                                       33,913,774      15,769,750
                                                                       ------------    ------------

LIABILITIES
Payables:
   Payable upon return of securities on loan                              5,089,969         672,150
   Investment management fees                                                21,519           8,753
   Payable for fund shares redeemed                                         108,776          24,768
   Securities purchased                                                     767,498          72,980
   Distributions payable                                                         --           2,563
   Accrued expenses                                                          20,865           8,607
                                                                       ------------    ------------
     Total Liabilities                                                    6,008,627         789,821
                                                                       ------------    ------------

NET ASSETS
The Elite Growth & Income Fund -
   Applicable to 3,368,481 shares outstanding
     no par value, unlimited number of shares of beneficial interest   $ 27,905,147
                                                                       ============
The Elite Income Fund -
   Applicable to 1,634,345 shares outstanding
     no par value, unlimited number of shares of beneficial interest                   $ 14,979,929
                                                                                       ============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (net assets / shares outstanding)                   $       8.28    $       9.17
                                                                       ============    ============

At March 31, 2009, the components of net assets were as follows:
   Paid-in capital                                                     $ 54,800,784    $ 16,501,729
   Undistributed (distributions in excess of) net investment income          65,788         (22,551)
   Accumulated net realized loss on investments                         (15,645,129)       (704,669)
   Net unrealized appreciation/depreciation of investments              (11,316,296)       (794,580)
                                                                       ------------    ------------

   Net Assets                                                          $ 27,905,147    $ 14,979,929
                                                                       ============    ============


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             4

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  THE ELITE
                                                                                   GROWTH &       THE ELITE
                                                                                 INCOME FUND     INCOME FUND
                                                                                 ------------    ------------
INVESTMENT INCOME
   Income:
      Interest                                                                   $         --    $    386,152
      Dividends (Net of foreign tax withheld of $1,468 and $531, respectively)        405,745          46,578
      Securities Lending                                                               42,574             907
                                                                                 ------------    ------------
         Total Income                                                                 448,319         433,637
                                                                                 ------------    ------------

   Expenses:
      Investment management fee                                                       149,910          45,598
      Transfer agent fees                                                              30,444          20,113
      Custodian fees                                                                   11,275           8,045
      Audit fees                                                                       22,561           9,632
      Trustee fees and expenses                                                         7,934           1,405
      Recordkeeping services                                                           46,565          22,486
      Shareholder reports                                                               7,685           4,259
      Registration fees and other                                                         496             527
      CCO expense                                                                      10,874           2,813
      Legal fees                                                                        6,791           3,620
      Insurance                                                                         8,478              --
                                                                                 ------------    ------------
         Total Expenses                                                               303,013         118,498

   Fees paid by manager (NOTE 4)                                                           --          (1,161)
                                                                                 ------------    ------------
         Net Expenses                                                                 303,013         117,337
                                                                                 ------------    ------------
      Net Investment Income                                                           145,306         316,300
                                                                                 ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND OPTIONS CONTRACTS
   Net realized gain (loss):
      Investment securities                                                       (14,136,971)        111,163
         Expired and closed covered call options written (NOTE 3)                     142,133              --
                                                                                 ------------    ------------
      Net realized gain(loss) on investment securities and option contracts       (13,994,838)        111,163
                                                                                 ------------    ------------
      Net increase(decrease) in unrealized appreciation/depreciation:
         Investment securities                                                     (3,609,209)        (98,153)
         Option contracts written                                                          --              --
                                                                                 ------------    ------------
      Net change in unrealized appreciation/depreciation of investments            (3,609,209)        (98,153)
      Net realized and unrealized gain (loss) on investment securities
         and option contracts                                                     (17,604,047)         13,010
                                                                                 ------------    ------------
      Net increase/decrease in net assets resulting from operations              $(17,458,741)   $    329,310
                                                                                 ============    ============


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             5

THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           FOR THE SIX
                                                                          MONTHS ENDED       FOR THE
                                                                            MARCH 31,      YEAR ENDED
                                                                              2009        SEPTEMBER 30,
                                                                           (UNAUDITED)        2008
                                                                          ------------    ------------
OPERATIONS
   Net investment income                                                  $    145,306    $    483,509
   Net realized loss on investment securities
      and options contracts                                                (13,994,838)     (1,630,252)
   Net change in unrealized appreciation/depreciation
      of investment securities and option contracts                         (3,609,209)    (17,810,173)
                                                                          ------------    ------------
      Net decrease in net assets resulting from operations                 (17,458,741)    (18,956,916)

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
      ($0.10 and $0.06 per share, respectively)                               (349,765)       (213,262)

CAPITAL SHARE TRANSACTIONS
   Decrease in net assets resulting from capital share transactions (a)     (1,477,559)     (1,472,312)
                                                                          ------------    ------------
      Total decrease in net assets                                         (19,286,065)    (20,642,490)

NET ASSETS
   Beginning of period                                                      47,191,212      67,833,702
                                                                          ------------    ------------
   End of period
      (Including undistributed net investment income of
      $65,788 and $270,247 respectively)                                  $ 27,905,147    $ 47,191,212
                                                                          ============    ============

(a)   TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                            SIX MONTHS ENDED
                                                             MARCH 31, 2009                     YEAR ENDED
                                                               (UNAUDITED)                  SEPTEMBER 30, 2008
                                                       ----------------------------    ----------------------------
                                                          SHARES           VALUE          SHARES           VALUE
                                                       ------------    ------------    ------------    ------------
      Shares sold                                           307,002    $  2,523,150         310,027    $  5,119,100
      Shares issued in reinvestment of distributions         38,545         339,966          11,499         206,521
                                                       ------------    ------------    ------------    ------------
                                                            345,547       2,863,116         321,526       5,325,621
      Shares redeemed                                      (505,176)     (4,340,675)       (404,789)     (6,797,933)
                                                       ------------    ------------    ------------    ------------
      Net decrease                                         (159,629)   $ (1,477,559)        (83,263)   $ (1,472,312)
                                                       ============    ============    ============    ============


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             6

THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     FOR THE SIX
                                                                                    MONTHS ENDED      FOR THE
                                                                                      MARCH 31,      YEAR ENDED
                                                                                        2009        SEPTEMBER 30,
                                                                                     (UNAUDITED)        2008
                                                                                    ------------    ------------
OPERATIONS
   Net investment income                                                            $    316,300    $    729,469
   Net realized gain(loss) on investment securities                                      111,163        (207,593)
   Net change in unrealized depreciation of investment securities                        (98,153)       (618,688)
                                                                                    ------------    ------------
      Net increase (decrease) in net assets resulting from operations                    329,310         (96,812)

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
      ($0.25 and $0.45 per share, respectively)                                         (412,677)       (775,900)

CAPITAL SHARE TRANSACTIONS
   Increase\decrease in net assets resulting from capital
      share transactions (a)                                                            (148,057)     (1,916,291)
                                                                                    ------------    ------------
         Total decrease in net assets                                                   (231,424)     (2,789,003)

NET ASSETS
   Beginning of period                                                                15,211,353      18,000,356
                                                                                    ------------    ------------
   End of period
      (Including undistributed (distributions in excess of) net investment income
      of $(22,551) and $73,826, respectively)                                       $ 14,979,929    $ 15,211,353
                                                                                    ============    ============

(a)   TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                            SIX MONTHS ENDED
                                                             MARCH 31, 2009                    YEAR ENDED
                                                               (UNAUDITED)                  SEPTEMBER 30, 2008
                                                       ----------------------------    ----------------------------
                                                          SHARES           VALUE          SHARES           VALUE
                                                       ------------    ------------    ------------    ------------
      Shares sold                                           319,322    $  2,913,515         151,542    $  1,463,957
      Shares issued in reinvestment of distributions         44,356         402,000          78,303         746,677
                                                       ------------    ------------    ------------    ------------
                                                            363,678       3,315,515         229,845       2,210,634
      Shares redeemed                                      (382,423)     (3,463,572)       (426,024)     (4,126,925)
                                                       ------------    ------------    ------------    ------------
      Net decrease                                          (18,745)   $   (148,057)       (196,179)   $ (1,916,291)
                                                       ============    ============    ============    ============


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             7

THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                              MARCH 31, 2009  ------------------------------------------------------------------
                                               (UNAUDITED)       2008          2007          2006          2005          2004
                                                ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    13.38    $    18.78    $    19.13    $    20.77    $    18.90    $    18.13
                                                ----------    ----------    ----------    ----------    ----------    ----------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       0.04          0.14         (0.03)         0.12          0.06          0.01
   Net gain (loss) on securities
      (both realized and unrealized)                 (5.04)        (5.48)         4.01          1.00          3.03          2.22
                                                ----------    ----------    ----------    ----------    ----------    ----------
      Total from investment operations               (5.00)        (5.34)         3.98          1.12          3.09          2.23
                                                ----------    ----------    ----------    ----------    ----------    ----------

LESS DISTRIBUTIONS
   Dividends from net investment income              (0.10)        (0.06)        (0.03)        (0.14)        (0.02)           --
   Distribution from net realized gains                 --            --         (4.20)        (2.62)        (1.20)        (1.46)
   Distribution from return of capital                  --            --         (0.10)           --            --            --
                                                ----------    ----------    ----------    ----------    ----------    ----------
       Total distributions                           (0.10)        (0.06)        (4.33)        (2.76)        (1.22)        (1.46)
                                                ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                  $     8.28    $    13.38    $    18.78    $    19.13    $    20.77    $    18.90
                                                ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN                                       (37.40)%      (28.52)%       21.03%         5.40%        16.35%        12.30%

RATIOS / SUPPLEMENTAL DATA
   Net asset value, end of period (in 000's)    $   27,905    $   47,191    $   67,834    $   61,800    $   59,664    $   55,901
   Ratio of expenses to average net assets*          2.03%(a)      1.42%         1.35%         1.39%         1.36%         1.34%
   Ratio of net investment income (loss)
      to average net assets                          0.98%(a)      0.79%        (0.16)%        0.57%         0.27%         0.07%

PORTFOLIO TURNOVER                                 295.79%       277.14%       213.35%       188.52%       143.87%       144.91%

* Ratio reflects fees paid through a directed brokerage arrangement for the years ended September 30, 2005 and 2004. The expense ratios for 2005 and 2004, excluding fees paid through the directed brokerage arrangement were 1.35% and 1.25% respectively.

(a)   Annualized


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             8

THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                              MARCH 31, 2009  ------------------------------------------------------------------
                                               (UNAUDITED)       2008          2007          2006          2005          2004
                                                ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $     9.20    $     9.73    $     9.77    $     9.82    $    10.12    $    10.40
                                                ----------    ----------    ----------    ----------    ----------    ----------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.20          0.42          0.43          0.39          0.31          0.30
   Net gain (loss) on securities
      (both realized and unrealized)                  0.02         (0.50)        (0.00)**      (0.02)        (0.20)        (0.03)
                                                ----------    ----------    ----------    ----------    ----------    ----------
      Total from investment operations                0.22         (0.08)         0.43          0.37          0.11          0.27
                                                ----------    ----------    ----------    ----------    ----------    ----------

LESS DISTRIBUTIONS
   Dividends from net investment income              (0.25)        (0.45)        (0.47)        (0.42)        (0.41)        (0.46)
   Distribution from net realized gains                 --            --            --            --            --         (0.09)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total distributions                                  (0.25)        (0.45)        (0.47)        (0.42)        (0.41)        (0.55)
                                                ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                  $     9.17    $     9.20    $     9.73    $     9.77    $     9.82    $    10.12
                                                ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN                                         2.43%        (0.90)%        4.48%         3.87%         1.09%         2.64%

RATIOS / SUPPLEMENTAL DATA
   Net asset value, end of period (in 000's)    $   14,980    $   15,211    $   18,000    $   18,227    $   19,363    $   20,271
   Ratio of expenses to average net assets*          1.57%(a)      1.24%         1.31%         1.22%         1.15%         1.03%
   Ratio of net investment income to
      average net assets                             4.18%(a)      4.30%         4.44%         4.00%         3.01%         2.80%

PORTFOLIO TURNOVER                                 121.37%       105.66%       117.52%       120.00%        93.19%        61.99%

* Ratio reflects expenses prior to reimbursement from manager. Expense ratios after reimbursement and reduction of fees were 1.56%, 1.05%, 1.20%, 1.04%, 1.04% and 0.95% for the six months ending March 31, 2009 and years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively.

**    Represents less than $0.01 per share.

(a)   Annualized

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             9

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The Elite Growth & Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group of Mutual Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the two series above. The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the-counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

      The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effectively October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

            o     Level 1 -  quoted  prices  in  active  markets  for  identical investments
            o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
            o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds' investments carried at fair value:

                                                     The Elite
                                                      Growth &       The Elite
                                                    Income Fund     Income Fund
                                                    ------------    ------------
      Level 1 - Quoted Prices                         33,703,002       1,908,050
      Level 2 - Other Significant Observable Inputs           --      13,442,800
      Level 3 - Significant Unobservable Inputs               --              --
                                                    ------------    ------------
                                                    $ 33,703,002    $ 15,350,850
                                                    ============    ============


--------------------------------------------------------------------------------
                                                                              10

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all their taxable income to their shareholders. Therefore no federal income tax provision is required.

      The Financial Accounting Standards Board ("FASB") has issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes. FIN 48 requires the evaluation of tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-then-not" of being sustained by the taxing authority. Tax benefits of positions not deemed to meet the more-likely-then-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax assets; an increase in deferred tax liability; or a combination thereof. As of March 31, 2009 the Funds have implemented FIN48 and have determined that there is no impact on their financial statements.

      The Funds have reviewed all taxable years that are open for examination (i.e., not barred by the applicable statue of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of March 31, 2009, open taxable years consisted of the taxable years ended September 30, 2005 through September 30, 2008. No examination of either Fund is currently in progress.

C. Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Cash Equivalent - Consists of investment in PNC Money Market Accounts which represent 4.8% and 0.0% of net assets for The Elite Growth & Income Fund and The Elite Income Fund, respectively.

E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post - October losses, wash losses and amortization of bond premium and discounts. Interest income and estimated expenses are accrued daily.

F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

H. Securities Lending - The Funds may lend portfolio securities to banks and member firms of the New York Stock Exchange that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to its  investment  advisor,  sub-advisor  or their  affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, Government securities or letters of credit. Loans of portfolio securities must be secured by collateral equal to the market value over the value of the securities loaned. If the market value of the loaned securities increases over the value of the collateral, the borrower must promptly put up additional collateral; if the market value declines the borrower is entitled to a return of the excess collateral. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. Cash collateral received in connection with securities lending is invested in an Institutional Money Market Trust sponsored by PNC Trust, the Funds securities lending agent.


--------------------------------------------------------------------------------
                                                                              11

THE ELITE GROUP OF MUTUAL FUNDS

MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 3 - PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2009, purchases and sales of securities, other than options and short-term notes were as follows:

                                               PURCHASES          SALES
                                              ------------    ------------
      The Elite Growth & Income Fund          $ 42,209,199    $ 42,129,629
      The Elite Income Fund                   $  8,912,058    $  9,108,977

For The Elite Growth & Income Fund, transactions in covered call options written for the six months ended March 31, 2009, were as follows:

                                                              NUMBER OF
                                                              CONTRACTS*        PREMIUMS
                                                             ------------     ------------
      Options outstanding on September 30, 2008                        --     $         --
      Options written                                               3,290          742,584
      Options terminated in closing purchase transactions          (2,890)        (666,224)
      Options exercised                                                --               --
      Options expired                                                (400)         (76,360)
                                                             ------------     ------------
      Options outstanding on March 31, 2009                            --     $         --
                                                             ============     ============

      *     Each contract represents 100 shares of common stock

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth & Income Fund and The Elite Income Fund the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and 1/2 of 1% and 1/2 of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimbursements may cease at any time without prior notice and are not subject to recoupment. For the six months ended March 31, 2009, the advisor reimbursed expenses of The Elite Income Fund in the amount of $1,161.

The Trust paid the Chief Compliance Officer $2,813 for the six months ended March 31, 2009.

Certain Officers of the Trust are Officers of the Investment Manager.

NOTE 5 - CONCENTRATION

Although the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in capital goods, consumer goods, insurance and health care goods & services. The Elite Income Fund has investments in excess of 10% in corporate bonds utilities-electric and U.S. Government/Agencies Notes & Bonds

NOTE 6 - DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the six months ending March 31, 2009 and the year ended September 30, 2008 were as follows:

                                                                    YEAR ENDED
                                                    SIX MONTHS     SEPTEMBER 30,
                                                  MARCH 31, 2009       2008
                                                  --------------   ------------
The Elite Growth & Income Fund
   Distributions from ordinary income              $    349,765    $    213,262

The Elite Income Fund
   Distributions from ordinary income              $    412,677    $    775,900


--------------------------------------------------------------------------------
                                                                              12

THE ELITE GROUP OF MUTUAL FUNDS

MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

The Elite Growth & Income Fund
Undistributed ordinary income                                      $    270,247
Post October losses                                                    (673,112)
Capital loss carry forward                                             (917,595)
Unrealized depreciation of securities                                (7,766,671)
                                                                   ------------
                                                                   $ (9,087,131)
                                                                   ============

The Elite Growth & Income Fund had a capital loss carry forward of $917,595 as of September 30, 2008, that expires in 2016 and is available to offset any future gains, to the extent provided by regulations.

At September 30, 2008, The Elite Growth & Income Fund had deferred capital losses occurring subsequent to October 31, 2007 of $673,112. For tax purposes, such losses will be reflected in the year ending September 30, 2009.

As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

The Elite Income Fund
   Undistributed ordinary income                                   $    128,534
   Post October loss                                                   (250,848)
   Capital loss carry forward                                          (564,984)
   Unrealized depreciation of securities                               (751,135)
                                                                   ------------
                                                                   $ (1,438,433)
                                                                   ============

The Elite Income Fund had a capital loss carry forward of $564,984 as of September 30, 2008, of which $576 expires in 2013 and $331,729 expires in 2014, $97,813 expires in 2015 and $134,866 expires in 2016 and is available to offset any future gains, to the extent provided by regulations.

At September 30, 2008 the Elite Income Fund had deferred capital losses occurring subsequent to October 31, 2007 of $250,847. For tax purposes, such losses will be reflected in the year ending September 30, 2009.

NOTE 7 - NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statements of Financial Accounting Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161") is effective for fiscal periods and interim periods beginning after November 15, 2008. FAS 161 require enhanced disclosures about each Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of FAS 161 will have on each Fund's financial statements and disclosures.

NOTE 8 - CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

PROXY POLICIES / AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS (Unaudited)

The Elite Group proxy voting policies and the voting record for those proxies are detailed on our web site www.elitefunds.com and are also available on the Securities & Exchange Commission web site www.sec.gov.

Portfolio Holdings: In addition to our Annual and Semi-Annual report which are dated September 30th and March 31st respectively, we will report to shareholders our security holdings as of June 30th and December 31st. The June and December reports will also be available on the SEC web site (N-Q) www.sec.gov. Our security holdings are available on our web site and updated monthly www.elitefunds.com.


--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------

              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

--------------------------------------------------------------------------------

Over all responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term.

There were two quarterly Trustee meetings in the first six months of the fiscal year. All the Trustees had 100% attendance with the exception of Mr. Meisenbach who was unable to attend one meeting. Because Mr. McCormick and Mr. Meisenbach are the sole owners of the investment advisor, McCormick Capital Management, they do not receive compensation for their duties as Trustee, Chairman of the Board and President (Mr. McCormick) and Trustee, Treasurer and Secretary (Mr. Meisenbach). The three independent Trustees each received compensation of $1,200 per meeting or $4,800 for the year assuming no special meetings. No other compensations were paid to any Trustee. The following are the Trustees and Executives of the Funds.

                                                                                                         LENGTH OF TIME
TRUSTEE                   ADDRESS                         AGE          POSITION HELD WITH THE TRUST      SERVED (YEARS)
-----------------------------------------------------------------------------------------------------------------------
Richard S. McCormick      1325 4th Avenue                  62          Chairman, Board of Trustees and         22
                          Suite 1744                                   President
                          Seattle, WA  98101
-----------------------------------------------------------------------------------------------------------------------
John W. Meisenbach        2100 Washington Bldg.            72          Trustee, Treasurer and Secretary        19
                          Seattle, WA  98101
-----------------------------------------------------------------------------------------------------------------------
Lee A. Miller             P.O. Box 1882                    78          Trustee                                 14
                          Vashon Island, WA  98070
-----------------------------------------------------------------------------------------------------------------------
John M. Parker            2400 Financial Center Bldg.      62          Trustee                                 22
                          Seattle, WA  98161
-----------------------------------------------------------------------------------------------------------------------
Jack R. Policar           1065 Financial Center Bldg.      62          Trustee                                 22
                          Seattle, WA  98161
-----------------------------------------------------------------------------------------------------------------------

Each Trustee oversees two portfolios of the Trust, including the Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below. ***

* Richard S. McCormick      President and Chief Executive Officer of the
                            Investment Manager

* John W. Meisenbach        Partner in MCM Financial (Insurance)
                            Director of Costco Wholesale and Expeditors
                            International

  Lee A. Miller             Private Investor
                            Vice President of Merrill Lynch & Co. (Retired)

  John M. Parker            Sr. Vice President of Kennedy Associates, Inc.
                            (Real Estate Advisor)

  Jack R. Policar           President and Chief Executive of J. R. Policar, Inc.
                            Certified Public Accounting Firm

* TRUSTEES DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

**    ADDITIONAL INFORMATION ABOUT THE TRUSTEES IS AVAILABLE IN THE STATEMENT OF
ADDITIONAL INFORMATION WHICH IS AVAILABLE UPON REQUEST, OR READY FOR VIEWING ON OUR WEB SITE: WWW.ELITEFUNDS.COM


--------------------------------------------------------------------------------
                                                                              14

--------------------------------------------------------------------------------
                           MUTUAL FUND EXPENSE EXAMPLE
                                   (UNAUDITED)
--------------------------------------------------------------------------------

There are several kinds of expenses involved in buying, selling and operating a mutual fund. These expenses represent costs to shareholders which will reduce the rate of return. The Elite Funds are "no load" mutual funds which mean there are no commissions, fees or expenses associated with paying sales representatives. Mutual funds that have sales fees are typically associated with stock brokerage firms, insurance companies, and some types of financial planners.

Although the Elite Group has no sales charges, like all the other funds it does have operating expenses. In addition to the fees paid to the manager of the fund there are expenses for attorneys, accountants, printing/mailings, transfer agent, custodians, and government registration fees. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the fund and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (October 1, 2008 through March 31, 2009).

The first line ("Actual Expense") of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line ("Hypothetical") of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In the Elite Funds there are no transactional costs so please note that the expenses shown in the table are meant to highlight YOUR ONGOING COSTS ONLY and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees associated with other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         The Elite Growth & Income Fund

---------------------------------------------------------------------------------------
                     Beginning Account                             Expenses Paid During
                           Value           Ending Account Value          Period*
                         10-01-08                03-31-09          10-01-08 to 03-31-09
---------------------------------------------------------------------------------------
     Actual              $1,000.00              $  625.85                 $ 8.22
---------------------------------------------------------------------------------------
  Hypothetical           $1,000.00              $1,014.89                 $10.19
(5% return before
    expenses)
---------------------------------------------------------------------------------------

                              The Elite Income Fund

---------------------------------------------------------------------------------------
                     Beginning Account                             Expenses Paid During
                           Value           Ending Account Value          Period*
                         10-01-08                03-31-09          10-01-08 to 03-31-09
---------------------------------------------------------------------------------------
     Actual              $1,000.00               $1,024.30                $7.93
---------------------------------------------------------------------------------------
  Hypothetical           $1,000.00               $1,017.10                $7.90
(5% return before
    expenses)
---------------------------------------------------------------------------------------

Expenses are equal to the Fund's annualized expense ratio of 2.03% for The Growth & Income Fund and 1.57% for The Elite Income Fund, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

Returns and expenses are adjusted to reflect reimbursement from the manager and a directed brokerage arrangement which reduce the expense to the funds. These reimbursements may, at the discretion of the manager, stop at any time.


--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------

                    INVESTMENT ADVISOR AGREEMENT (UNAUDITED)

--------------------------------------------------------------------------------

Compensation of the investment manager, based upon each Fund's daily average net assets, is at the following annual rates:

      o For the Income Fund, 0.70% on the first $250 million, 0.625% on the next $250 million and 0.50% on all above $500 million.
      o For the Growth & Income Fund, 1% on the first $250 million, 0.75% on the next $250 million and 0.50% on all above $500 million.

Unless sooner terminated, the Management Agreement shall continue in effect for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose.

The Management Agreement is terminable by a Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the investment manager. The Management Agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940 and the rules thereunder.

The Management Agreement provides that the investment manager shall not be liable for any error of judgment or for any loss suffered by the Funds in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment manager in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Trustees, including a majority of the Independent Trustees, approved the continuation of the Management Agreement at the meeting of the Board of Trustees held December 18, 2008. The Trustees were provided with information to assist them including, a description of services offered to shareholders, Investment Manager's administrative duties, comparative performance and expense data for the Funds, Fund share sales and redemption reports and, financial reports for the Investment Manager. In approving the Management Agreement, the Independent Trustees considered all the information they deemed reasonably necessary to evaluate the terms of the Management Agreement. The principal areas of review by the Independent Trustees were the nature and quality of the services provided by the investment manager and the reasonableness of the fees charged for those services.

The Independent Trustees, considered the scope and quality of professional research services and other resources providing services for the Funds utilized by the Investment Manager, as well as the Managers capabilities in operational and investment management. The quality of administrative and other services, including the investment manager's role in coordinating the activities of the Funds' as well as the depth of the services provided to shareholders by other service providers, were considered. The Independent Trustees also considered the business reputation of the investment manager and its financial resources.

In reviewing the fees payable under the Management Agreement, the Independent Trustees considered the level of total expenses payable by each Fund, and noted that the level of such expenses is well within industry standards and the Funds' competitors. The Trustees, including the Independent Trustees, also determined that the advisory fees to be paid to the investment manager pursuant to the Management Agreement are fair and reasonable to each Fund and its shareholders.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve the Management Agreement. Rather the Independent Trustees concluded, in light of a weighing and balancing of all factors considered that the Management Agreement was in the best interest of each Fund.


--------------------------------------------------------------------------------
                                                                              16

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Elite Group of Mutual Funds
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Richard S. McCormick
                              --------------------------------------------------
                                    Richard S. McCormick, President

Date          May 21, 2009
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Richard S. McCormick
                              --------------------------------------------------
                                    Richard S. McCormick, President

Date          May 21, 2009
      ------------------------------

By (Signature and Title)*           /s/ John W. Meisenbach
                              --------------------------------------------------
                                    John W. Meisenbach, Treasurer

Date          May 21, 2009
      ------------------------------

* Print the name and title of each signing officer under his or her signature.